Derivative Instruments and Hedging Activities (Details) - Schedule of Documented Each Hedging Relationship and Assessed its Initial Effectiveness - Forward Exchange Derivative Contracts [Member] - Fair Value Hedging [Member]
₨ in Millions, $ in Millions
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)
Derivative Instruments and Hedging Activities (Details) - Schedule of Documented Each Hedging Relationship and Assessed its Initial Effectiveness [Line Items]
Notional		$ 15.7		$ 265.1
Current Liabilities	₨ 12	0.2	₨ 887	12.1
Other Current Liabilities [Member]
Derivative Instruments and Hedging Activities (Details) - Schedule of Documented Each Hedging Relationship and Assessed its Initial Effectiveness [Line Items]
Notional				101.4
Current Liabilities			74	1.0
Other Assets | ₨
Prepaid Expenses and Other Current Assets [Member]
Derivative Instruments and Hedging Activities (Details) - Schedule of Documented Each Hedging Relationship and Assessed its Initial Effectiveness [Line Items]
Prepaid expenses and other current	₨ 1	$ 0.0	₨ 876	$ 12.0